Long-Term Indebtedness (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Straight bonds payable	¥ 224,966	¥ 204,332
Long-term indebtedness caused by lease transactions (see Note 4)	38,103	45,174
Capital lease obligations (see Note 8)	1,952	1,507
Total	637,561	630,595
Less - Current maturities included in current liabilities	(161,180)	(105,160)
Long-term indebtedness Less current maturities	476,381	525,435
1.39%, straight bonds, payable in yen, due March 2014
Debt Instrument [Line Items]
Straight bonds payable	50,000	50,000
2.08%, straight bonds, payable in yen, due March 2019
Debt Instrument [Line Items]
Straight bonds payable	15,000	15,000
0.57%, straight bonds, payable in yen, due June 2015
Debt Instrument [Line Items]
Straight bonds payable	40,000	40,000
0.88%, straight bonds, payable in yen, due June 2017
Debt Instrument [Line Items]
Straight bonds payable	20,000	20,000
6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary
Debt Instrument [Line Items]
Straight bonds payable	2,764	2,411
7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary
Debt Instrument [Line Items]
Straight bonds payable	2,202	1,921
1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary
Debt Instrument [Line Items]
Straight bonds payable	35,000	35,000
0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary
Debt Instrument [Line Items]
Straight bonds payable	20,000	20,000
0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary
Debt Instrument [Line Items]
Straight bonds payable	20,000	20,000
0.35%, straight bonds payable in yen due November 2017 issued by consolidated subsidiary
Debt Instrument [Line Items]
Straight bonds payable	20,000
Unsecured Loans From Banks And Insurance Companies
Debt Instrument [Line Items]
Loans, weighted average interest rate	0.88%	0.95%
Unsecured loans	372,318	379,135
Secured Loans From Banks Insurance Companies And Other Financial Institutions
Debt Instrument [Line Items]
Loans, weighted average interest rate	0.00%	0.01%
Secured loans	¥ 222	¥ 447